FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.3%
	COMMUNICATIONS — 11.4%
3,636	Alphabet, Inc. - Class A1	$1,045,568
2,907	Alphabet, Inc. - Class C1	833,902
5,674	AT&T, Inc.[1]	164,489
44	Booking Holdings, Inc.	185,254
2,129	Comcast Corp. - Class A1	61,124
1,575	Meta Platforms, Inc. - Class A1	901,105
3,064	Netflix, Inc.*	294,604
2,229	Uber Technologies, Inc.*,1	160,332
3,374	Verizon Communications, Inc.[1]	169,375
1,291	Walt Disney Co.[1]	124,426
		3,940,179
	CONSUMER DISCRETIONARY — 9.4%
6,979	Amazon.com, Inc.*,1	1,453,516
714	Home Depot, Inc.[1]	234,827
402	Lowe's Cos., Inc.[1]	94,985
957	McDonald's Corp.[1]	297,426
2,968	NIKE, Inc. - Class B1	156,770
1,529	Starbucks Corp.[1]	136,983
1,965	Tesla, Inc.*,1	730,489
799	TJX Cos., Inc.[1]	127,600
		3,232,596
	CONSUMER STAPLES — 5.4%
1,428	Altria Group, Inc.[1]	94,234
3,292	Coca-Cola Co.[1]	250,356
669	Colgate-Palmolive Co.[1]	57,019
331	Costco Wholesale Corp.[1]	329,818
1,098	Mondelez International, Inc. - Class A1	63,289
1,162	PepsiCo, Inc.[1]	180,447
1,323	Philip Morris International, Inc.[1]	218,745
1,942	Procter & Gamble Co.[1]	280,502
3,271	Walmart, Inc.[1]	406,520
		1,880,930
	ENERGY — 4.2%
2,189	Chevron Corp.[1]	452,904
1,430	ConocoPhillips[1]	188,760
4,878	Exxon Mobil Corp.[1]	827,602
		1,469,266
	FINANCIALS — 13.0%
501	American Express Co.[1]	151,543
4,937	Bank of America Corp.[1]	240,679

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,708	Berkshire Hathaway, Inc. - Class B*	$818,474
134	BlackRock, Inc.[1]	128,869
1,555	Charles Schwab Corp.[1]	146,139
2,120	Chubb Ltd.[1]	690,972
1,315	Citigroup, Inc.[1]	149,134
279	Goldman Sachs Group, Inc.[1]	236,031
2,001	JPMorgan Chase & Co.[1]	588,614
764	Mastercard, Inc. - Class A1	381,740
1,125	Morgan Stanley[1]	185,141
871	PayPal Holdings, Inc.[1]	39,395
1,143	U.S. Bancorp[1]	59,448
1,571	Visa, Inc. - Class A	474,819
2,307	Wells Fargo & Co.[1]	183,660
		4,474,658
	HEALTH CARE — 9.6%
2,313	Abbott Laboratories[1]	237,476
1,297	AbbVie, Inc.[1]	282,084
395	Amgen, Inc.[1]	138,981
1,494	Bristol-Myers Squibb Co.[1]	90,611
1,689	CVS Health Corp.[1]	121,304
461	Danaher Corp.[1]	87,406
296	Elevance Health, Inc.[1]	86,654
583	Eli Lilly & Co.	536,226
911	Gilead Sciences, Inc.[1]	126,966
472	Intuitive Surgical, Inc.*,1	217,587
1,768	Johnson & Johnson[1]	432,170
1,706	Medtronic PLC[1]	147,825
1,822	Merck & Co., Inc.[1]	219,168
4,173	Pfizer, Inc.	117,178
276	Thermo Fisher Scientific, Inc.[1]	135,662
1,205	UnitedHealth Group, Inc.	326,061
		3,303,359
	INDUSTRIALS — 8.8%
718	3M Co.[1]	104,275
1,058	Boeing Co.*,1	210,574
633	Caterpillar, Inc.[1]	448,455
340	Deere & Co.[1]	191,522
525	Eaton Corp. PLC[1]	187,777
759	Emerson Electric Co.[1]	99,444
233	FedEx Corp.[1]	82,990
1,426	General Electric Co. DBA GE Aerospace[1]	404,656

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
858	Honeywell International, Inc.[1]	$193,934
275	Lockheed Martin Corp.[1]	166,207
1,812	RTX Corp.[1]	349,535
636	Union Pacific Corp.[1]	154,306
793	United Parcel Service, Inc. - Class B1	78,015
1,629	Waste Management, Inc.	374,328
		3,046,018
	MATERIALS — 2.4%
1,657	Linde PLC[1]	821,474

	REAL ESTATE — 1.5%
2,927	American Tower Corp., REIT[1]	505,142

	TECHNOLOGY — 32.9%
609	Accenture PLC[1]	120,759
411	Adobe, Inc.*,1	99,906
1,185	Advanced Micro Devices, Inc.*,1	241,065
9,237	Apple, Inc.[1]	2,344,258
580	Applied Materials, Inc.[1]	198,238
3,436	Broadcom, Inc.[1]	1,063,476
10,010	Cisco Systems, Inc.[1]	776,676
3,263	Intel Corp.*	143,996
918	International Business Machines Corp.[1]	222,514
274	Intuit, Inc.[1]	118,472
914	Lam Research Corp.	195,285
817	Micron Technology, Inc.	276,015
4,646	Microsoft Corp.[1]	1,719,810
15,191	NVIDIA Corp.[1]	2,649,311
1,652	Oracle Corp.[1]	243,026
2,244	Palantir Technologies, Inc. - Class A*,1	328,252
780	QUALCOMM, Inc.[1]	100,448
289	S&P Global, Inc.[1]	122,923
936	Salesforce, Inc.[1]	174,723
1,019	ServiceNow, Inc.*,1	106,537
661	Texas Instruments, Inc.	128,327
		11,374,017
	UTILITIES — 2.7%
1,820	Duke Energy Corp.[1]	238,311

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
4,874	NextEra Energy, Inc.[1]	$452,697
2,577	Southern Co.[1]	248,732
		939,740
	TOTAL COMMON STOCKS
	(Cost $32,019,737)	34,987,379

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 16.8%
	CALL OPTIONS — 9.4%
	S&P 500 Index
25	Exercise Price: $6,000.01, Notional Amount: $15,000,025, Expiration Date: April 13, 2028*	3,253,314
	TOTAL CALL OPTIONS
	(Cost $1,727,525)	3,253,314
	PUT OPTIONS — 7.4%
	S&P 500 Index
25	Exercise Price: $5,000.01, Notional Amount: $12,500,025, Expiration Date: April 13, 2028*	554,336
62	Exercise Price: $5,525.21, Notional Amount: $34,256,302, Expiration Date: April 13, 2028*	1,955,152
	S&P 500 Mini Index
10	Exercise Price: $552.52, Notional Amount: $552,520, Expiration Date: April 13, 2028*	31,672
	TOTAL PUT OPTIONS
	(Cost $4,174,506)	2,541,160
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $5,902,031)	5,794,474

Number of Shares
	SHORT-TERM INVESTMENTS — 1.5%
516,069	UMB Bank, Money Market Special II Deposit Investment, 3.48%[2]	516,069
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $516,069)	516,069
	TOTAL INVESTMENTS — 119.6%
	(Cost $38,437,837)	41,297,922
	Liabilities in Excess of Other Assets — (19.6)%	(6,761,574)
	TOTAL NET ASSETS — 100.0%	$34,536,348

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (18.2)%
	CALL OPTIONS — (15.1)%
	3M Co.
(1)	Exercise Price: $144.00, Notional Amount: $(14,400), Expiration Date: April 2, 2026*	$(210)
	Abbott Laboratories
(4)	Exercise Price: $105.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(72)
	AbbVie, Inc.
(2)	Exercise Price: $210.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(1,600)
	Accenture PLC
(1)	Exercise Price: $192.50, Notional Amount: $(19,250), Expiration Date: April 2, 2026*	(580)
	Adobe, Inc.
(1)	Exercise Price: $235.00, Notional Amount: $(23,500), Expiration Date: April 2, 2026*	(885)
	Advanced Micro Devices, Inc.
(2)	Exercise Price: $202.50, Notional Amount: $(40,500), Expiration Date: April 2, 2026*	(805)
	Alphabet, Inc. - Class A
(7)	Exercise Price: $275.00, Notional Amount: $(192,500), Expiration Date: April 2, 2026*	(9,030)
	Alphabet, Inc. - Class C
(5)	Exercise Price: $275.00, Notional Amount: $(137,500), Expiration Date: April 2, 2026*	(6,062)
	Altria Group, Inc.
(3)	Exercise Price: $66.00, Notional Amount: $(19,800), Expiration Date: April 2, 2026*	(150)
	Amazon.com, Inc.
(13)	Exercise Price: $200.00, Notional Amount: $(260,000), Expiration Date: April 2, 2026*	(11,017)
	American Express Co.
(1)	Exercise Price: $292.50, Notional Amount: $(29,250), Expiration Date: April 2, 2026*	(1,055)
	Amgen, Inc.
(1)	Exercise Price: $350.00, Notional Amount: $(35,000), Expiration Date: April 2, 2026*	(498)
	Apple, Inc.
(17)	Exercise Price: $247.50, Notional Amount: $(420,750), Expiration Date: April 2, 2026*	(11,645)
	Applied Materials, Inc.
(1)	Exercise Price: $335.00, Notional Amount: $(33,500), Expiration Date: April 2, 2026*	(1,018)

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	AT&T, Inc.
(10)	Exercise Price: $29.00, Notional Amount: $(29,000), Expiration Date: April 2, 2026*	$(235)
	Bank of America Corp.
(9)	Exercise Price: $47.00, Notional Amount: $(42,300), Expiration Date: April 2, 2026*	(1,651)
	Berkshire Hathaway, Inc. - Class B
(3)	Exercise Price: $470.00, Notional Amount: $(141,000), Expiration Date: April 2, 2026*	(3,052)
	Boeing Co.
(2)	Exercise Price: $190.00, Notional Amount: $(38,000), Expiration Date: April 2, 2026*	(1,835)
	Bristol-Myers Squibb Co.
(3)	Exercise Price: $59.00, Notional Amount: $(17,700), Expiration Date: April 2, 2026*	(485)
	Broadcom, Inc.
(6)	Exercise Price: $300.00, Notional Amount: $(180,000), Expiration Date: April 2, 2026*	(6,690)
	Caterpillar, Inc.
(1)	Exercise Price: $695.00, Notional Amount: $(69,500), Expiration Date: April 2, 2026*	(1,877)
	Charles Schwab Corp.
(3)	Exercise Price: $92.00, Notional Amount: $(27,600), Expiration Date: April 2, 2026*	(695)
	Chevron Corp.
(4)	Exercise Price: $212.50, Notional Amount: $(85,000), Expiration Date: April 2, 2026*	(214)
	Cisco Systems, Inc.
(18)	Exercise Price: $80.00, Notional Amount: $(144,000), Expiration Date: April 2, 2026*	(117)
	Citigroup, Inc.
(2)	Exercise Price: $108.00, Notional Amount: $(21,600), Expiration Date: April 2, 2026*	(1,120)
	Coca-Cola Co.
(6)	Exercise Price: $76.00, Notional Amount: $(45,600), Expiration Date: April 2, 2026*	(354)
	Colgate-Palmolive Co.
(1)	Exercise Price: $84.00, Notional Amount: $(8,400), Expiration Date: April 2, 2026*	(168)
	ConocoPhillips
(3)	Exercise Price: $134.00, Notional Amount: $(40,200), Expiration Date: April 2, 2026*	(309)

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Costco Wholesale Corp.
(1)	Exercise Price: $980.00, Notional Amount: $(98,000), Expiration Date: April 2, 2026*	$(1,850)
	CVS Health Corp.
(3)	Exercise Price: $70.00, Notional Amount: $(21,000), Expiration Date: April 2, 2026*	(678)
	Danaher Corp.
(1)	Exercise Price: $182.50, Notional Amount: $(18,250), Expiration Date: April 2, 2026*	(740)
	Deere & Co.
(1)	Exercise Price: $565.00, Notional Amount: $(56,500), Expiration Date: April 2, 2026*	(635)
	Eaton Corp. PLC
(1)	Exercise Price: $357.50, Notional Amount: $(35,750), Expiration Date: April 2, 2026*	(530)
	Eli Lilly & Co.
(1)	Exercise Price: $880.00, Notional Amount: $(88,000), Expiration Date: April 2, 2026*	(4,150)
	Emerson Electric Co.
(1)	Exercise Price: $126.00, Notional Amount: $(12,600), Expiration Date: April 2, 2026*	(490)
	Exxon Mobil Corp.
(9)	Exercise Price: $170.00, Notional Amount: $(153,000), Expiration Date: April 2, 2026*	(1,746)
	General Electric Co. DBA GE Aerospace
(3)	Exercise Price: $285.00, Notional Amount: $(85,500), Expiration Date: April 2, 2026*	(879)
	Gilead Sciences, Inc.
(2)	Exercise Price: $135.00, Notional Amount: $(27,000), Expiration Date: April 2, 2026*	(875)
	Goldman Sachs Group, Inc.
(1)	Exercise Price: $800.00, Notional Amount: $(80,000), Expiration Date: April 2, 2026*	(4,552)
	Home Depot, Inc.
(1)	Exercise Price: $322.50, Notional Amount: $(32,250), Expiration Date: April 2, 2026*	(730)
	Honeywell International, Inc.
(2)	Exercise Price: $222.50, Notional Amount: $(44,500), Expiration Date: April 2, 2026*	(870)
	Intel Corp.
(6)	Exercise Price: $43.00, Notional Amount: $(25,800), Expiration Date: April 2, 2026*	(963)

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	International Business Machines Corp.
(2)	Exercise Price: $235.00, Notional Amount: $(47,000), Expiration Date: April 2, 2026*	$(1,595)
	Intuitive Surgical, Inc.
(1)	Exercise Price: $455.00, Notional Amount: $(45,500), Expiration Date: April 2, 2026*	(895)
	Johnson & Johnson
(3)	Exercise Price: $240.00, Notional Amount: $(72,000), Expiration Date: April 2, 2026*	(1,537)
	JPMorgan Chase & Co.
(4)	Exercise Price: $282.50, Notional Amount: $(113,000), Expiration Date: April 2, 2026*	(4,830)
	Lam Research Corp.
(2)	Exercise Price: $210.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(1,495)
	Lowe's Cos., Inc.
(1)	Exercise Price: $230.00, Notional Amount: $(23,000), Expiration Date: April 2, 2026*	(688)
	Mastercard, Inc. - Class A
(1)	Exercise Price: $485.00, Notional Amount: $(48,500), Expiration Date: April 2, 2026*	(1,627)
	McDonald's Corp.
(2)	Exercise Price: $307.50, Notional Amount: $(61,500), Expiration Date: April 2, 2026*	(915)
	Medtronic PLC
(3)	Exercise Price: $87.00, Notional Amount: $(26,100), Expiration Date: April 2, 2026*	(161)
	Merck & Co., Inc.
(3)	Exercise Price: $120.00, Notional Amount: $(36,000), Expiration Date: April 2, 2026*	(423)
	Meta Platforms, Inc. - Class A
(3)	Exercise Price: $525.00, Notional Amount: $(157,500), Expiration Date: April 2, 2026*	(14,377)
	Micron Technology, Inc.
(1)	Exercise Price: $357.50, Notional Amount: $(35,750), Expiration Date: April 2, 2026*	(222)
	Microsoft Corp.
(8)	Exercise Price: $355.00, Notional Amount: $(284,000), Expiration Date: April 2, 2026*	(12,620)
	Mondelez International, Inc. - Class A
(2)	Exercise Price: $58.00, Notional Amount: $(11,600), Expiration Date: April 2, 2026*	(95)

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Morgan Stanley
(2)	Exercise Price: $157.50, Notional Amount: $(31,500), Expiration Date: April 2, 2026*	$(1,500)
	Netflix, Inc.
(6)	Exercise Price: $93.00, Notional Amount: $(55,800), Expiration Date: April 2, 2026*	(2,055)
	NextEra Energy, Inc.
(9)	Exercise Price: $91.00, Notional Amount: $(81,900), Expiration Date: April 2, 2026*	(2,016)
	NIKE, Inc. - Class B
(5)	Exercise Price: $51.00, Notional Amount: $(25,500), Expiration Date: April 2, 2026*	(1,575)
	NVIDIA Corp.
(28)	Exercise Price: $167.50, Notional Amount: $(469,000), Expiration Date: April 2, 2026*	(20,440)
	Oracle Corp.
(3)	Exercise Price: $140.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(2,317)
	Palantir Technologies, Inc. - Class A
(4)	Exercise Price: $143.00, Notional Amount: $(57,200), Expiration Date: April 2, 2026*	(1,830)
	PayPal Holdings, Inc.
(2)	Exercise Price: $44.00, Notional Amount: $(8,800), Expiration Date: April 2, 2026*	(291)
	PepsiCo, Inc.
(2)	Exercise Price: $152.50, Notional Amount: $(30,500), Expiration Date: April 2, 2026*	(700)
	Pfizer, Inc.
(8)	Exercise Price: $27.00, Notional Amount: $(21,600), Expiration Date: April 2, 2026*	(872)
	Philip Morris International, Inc.
(2)	Exercise Price: $162.50, Notional Amount: $(32,500), Expiration Date: April 2, 2026*	(705)
	Procter & Gamble Co.
(4)	Exercise Price: $143.00, Notional Amount: $(57,200), Expiration Date: April 2, 2026*	(838)
	QUALCOMM, Inc.
(1)	Exercise Price: $127.00, Notional Amount: $(12,700), Expiration Date: April 2, 2026*	(269)
	RTX Corp.
(3)	Exercise Price: $190.00, Notional Amount: $(57,000), Expiration Date: April 2, 2026*	(1,320)

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	S&P 500 Index
(25)	Exercise Price: $5,000.01, Notional Amount: $(12,500,025), Expiration Date: April 13, 2028*	$(5,045,425)
	S&P Global, Inc.
(1)	Exercise Price: $405.00, Notional Amount: $(40,500), Expiration Date: April 2, 2026*	(2,255)
	Salesforce, Inc.
(2)	Exercise Price: $180.00, Notional Amount: $(36,000), Expiration Date: April 2, 2026*	(1,475)
	ServiceNow, Inc.
(2)	Exercise Price: $100.00, Notional Amount: $(20,000), Expiration Date: April 2, 2026*	(1,030)
	Southern Co.
(5)	Exercise Price: $96.00, Notional Amount: $(48,000), Expiration Date: April 2, 2026*	(500)
	Starbucks Corp.
(3)	Exercise Price: $87.00, Notional Amount: $(26,100), Expiration Date: April 2, 2026*	(894)
	Tesla, Inc.
(4)	Exercise Price: $360.00, Notional Amount: $(144,000), Expiration Date: April 2, 2026*	(5,460)
	Texas Instruments, Inc.
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: April 2, 2026*	(523)
	TJX Cos., Inc.
(1)	Exercise Price: $155.00, Notional Amount: $(15,500), Expiration Date: April 2, 2026*	(493)
	U.S. Bancorp
(2)	Exercise Price: $51.00, Notional Amount: $(10,200), Expiration Date: April 2, 2026*	(254)
	Uber Technologies, Inc.
(4)	Exercise Price: $69.00, Notional Amount: $(27,600), Expiration Date: April 2, 2026*	(1,320)
	Union Pacific Corp.
(1)	Exercise Price: $240.00, Notional Amount: $(24,000), Expiration Date: April 2, 2026*	(425)
	United Parcel Service, Inc. - Class B
(1)	Exercise Price: $95.00, Notional Amount: $(9,500), Expiration Date: April 2, 2026*	(345)
	UnitedHealth Group, Inc.
(2)	Exercise Price: $257.50, Notional Amount: $(51,500), Expiration Date: April 2, 2026*	(2,715)

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Verizon Communications, Inc.
(6)	Exercise Price: $50.00, Notional Amount: $(30,000), Expiration Date: April 2, 2026*	$(297)
	Visa, Inc. - Class A
(3)	Exercise Price: $295.00, Notional Amount: $(88,500), Expiration Date: April 2, 2026*	(2,422)
	Walmart, Inc.
(6)	Exercise Price: $123.00, Notional Amount: $(73,800), Expiration Date: April 2, 2026*	(1,188)
	Walt Disney Co.
(2)	Exercise Price: $92.00, Notional Amount: $(18,400), Expiration Date: April 2, 2026*	(835)
	Wells Fargo & Co.
(4)	Exercise Price: $77.00, Notional Amount: $(30,800), Expiration Date: April 2, 2026*	(1,120)
	TOTAL CALL OPTIONS
	(Proceeds $3,236,738)	(5,230,301)
	PUT OPTIONS — (3.1)%
	S&P 500 Index
(25)	Exercise Price: $6,000.01, Notional Amount: $(15,000,025), Expiration Date: April 13, 2028*	(1,064,188)
	TOTAL PUT OPTIONS
	(Proceeds $1,729,927)	(1,064,188)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $4,966,665)	$(6,294,489)

PLC — Public Limited Company

REIT — Real Estate Investment Trust

* Non-income producing security.

1 All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $5,460,258, which represents 15.81% of the total net assets of the Fund.

2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B1

PORTFOLIO COMPOSITION (Unaudited)

As of March 31, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$1,277,835	3.6%
Switzerland	690,972	2.0%
United States	39,329,115	114.0%
Total Investments	41,297,922	119.6%
Liabilities in Excess of Other Assets	(6,761,574)	(19.6)%
Total Net Assets	$34,536,348	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B1

SUMMARY OF INVESTMENTS (Unaudited)

As of March 31, 2026

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.4%
Consumer Discretionary	9.4%
Consumer Staples	5.4%
Energy	4.2%
Financials	13.0%
Health Care	9.6%
Industrials	8.8%
Materials	2.4%
Real Estate	1.5%
Technology	32.9%
Utilities	2.7%
Total Common Stocks	101.3%
Purchased Options Contracts	16.8%
Short-Term Investments	1.5%
Total Investments	119.6%
Liabilities in Excess of Other Assets	(19.6)%
Total Net Assets	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B1

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC Topic 820 - Fair Value Measurement (“ASC 820”) - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Hedged Equity Income Fund: Series B1

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2026(Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$34,987,379	$-	$-	$34,987,379
Short-Term Investments	516,069	-	-	516,069
Total Investments	35,503,448	-	-	35,503,448
Purchased Options Contracts	-	5,794,474	-	5,794,474
Total Investments and Options	$35,503,448	$5,794,474	$-	$41,297,922

Liabilities
Written Options Contracts	$184,876	$6,109,613	$-	$6,294,489
Total Written Options Contracts	$184,876	$6,109,613	$-	$6,294,489

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.